Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 90,552	$ 14,210	¥ 356,115	$ 55,882	¥ 431,459	¥ 576,562
Restricted Cash	164,030	25,740	115	$ 18	115	115
Derivative Asset, Current	5,989	940	100
Prepayments and other current assets	46,670	7,323	49,013
Total current assets	381,136	59,809	530,229
Non-current assets:
Long-term investments	141,926	22,271	168,526
Intangible assets, net	5,398	847	9,519
Total non-current assets	214,401	33,644	257,198
Total assets	595,537	93,453	787,427
Current liabilities:
Short-term loans	150,000	23,538	0
Convertible notes			225,229
Total current liabilities	373,642	58,633	460,139
Non-current liabilities:
Deferred revenue - non-current	3,845	603	6,049
Total non-current liabilities	6,452	1,012	6,049
Total liabilities	380,094	59,645	466,188
Shareholders' equity
Accumulated deficit	(819,018)	(128,522)	(678,434)		4,605
Accumulated other comprehensive income	12,451	1,954	10,813
Total shareholders' equity	215,443	33,808	321,239		¥ 507,788	¥ 601,660
Total liabilities and shareholders' equity	595,537	93,453	787,427
Parent Company
Current assets:
Cash and cash equivalents	6,724	1,055	92,123
Restricted Cash	5,998	941
Derivative Asset, Current	5,989	940
Due from the entities within the Group	6,871	1,078	6,930
Prepayments and other current assets	7,314	1,148	2,511
Total current assets	32,896	5,162	101,564
Non-current assets:
Long-term investments	400,809	62,896	494,394
Other Receivables Non Current	638	100
Intangible assets, net			28
Total non-current assets	401,447	62,996	494,422
Total assets	434,343	68,158	595,986
Current liabilities:
Short-term loans	150,000	23,538
Accrued liabilities and other current liabilities	2,258	354	2,018
Due to the entities within the Group	63,366	9,944	42,012
Convertible notes			225,229
Total current liabilities	215,624	33,836	269,259
Non-current liabilities:
Deferred revenue - non-current	3,276	514	5,488
Total non-current liabilities	3,276	514	5,488
Total liabilities	218,900	34,350	274,747
Shareholders' equity
Additional Paid in Capital	1,021,961	160,368	988,812
Accumulated deficit	(819,018)	(128,522)	(678,434)
Accumulated other comprehensive income	12,451	1,954	10,813
Total shareholders' equity	215,443	33,808	321,239
Total liabilities and shareholders' equity	434,343	68,158	595,986
Class A Common Shares
Shareholders' equity
Common shares	38	6	37
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	38	6	37
Class B Common Shares
Shareholders' equity
Common shares	11	2	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11